CONSOLIDATED BALANCE SHEETS (Unaudited) (PARENTHETICAL) - € / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	33,333,334	33,333,334
Common stock, shares issued	31,952,364	25,100,000
Common stock, shares outstanding	31,952,364	25,100,000